Commitments and Contingencies - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	May 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013	Dec. 31, 2006	Sep. 30, 2006
Commitments and Contingencies [Line Items]
Lease cancellation notice period		30 days
Tenant improvement allowance	$ 3,200,000	$ 831,000	$ 786,000		$ 854,000
Term of optional lease extension	3 years
Shares called by warrants issued						1,500	76,335
Exercise price of warrants						13.10	13.10
Fair value of warrants issued		683,000	766,000			3,000	794,000
Rent expense		$ 800,000	$ 1,000,000	$ 1,400,000